Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (except for two vessels for which a fixed daily fee of $280 was charged by the Manager as part of the services are provided by a third party manager) or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount
of $500 is charged for each additional day (the “Superintendent fees”).
The Manager provides crew management services to the Company’s vessels (except for two vessels managed by a third party manager). These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred. The commission fees relating to vessels sold (“Commissions – vessels sold”) and the assets held for sale (“Commissions – assets held for sale”) are included in the consolidated statement of income.
In addition to management services, the Company reimburses the Manager for the compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor and its Chief Technical Officer (the “Executive compensation”).
Furthermore, the Company has entered into a supervision agreement with an affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”) for the supervision of the construction of vessels Eco Oracle and Eco Wizard for a fixed fee of $550,000 per vessel (the “Supervision fees”). The supervision services were completed during 2024, and no supervision fees were incurred in 2025.
The current account balance with the Manager at December 31,
2024
and
2025
was a liability of $388,130 and $1,045,962, respectively. The balance mainly represents payments made by the Manager on behalf of the ship-owning companies, net of cash advances provided to the Manager.

The Company rents office space from the Manager and incurs a rental expense (the “Rental expense”) (Note 17).
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of income	2023	2024	2025
Management fees	Management fees – related Party	4,531,920	4,258,240	4,445,120
Brokerage commissions	Voyage expenses – related Party	1,779,488	2,063,228	2,097,322
Superintendent fees	Vessels’ operating expenses – related party	110,500	120,000	136,700
Crew management fees	Vessels’ operating expenses – related party	800,750	755,002	796,916
Supervision fees	Vessels, net	—	1,100,000	—
Commissions – vessels purchased	Vessels, net	—	1,170,000
Commissions – vessels sold	Net gain on sale of vessels	728,150	—	251,000
Commissions – assets held for sale	Impairment loss	353,400	—	—
Executive compensation	General and administrative Expenses	970,382	946,007	984,242
Rental expense	General and administrative Expenses	104,167	103,445	137,991
During July 2022, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of two LPG vessels for a total cost of $117 million. Advances paid for the acquisition of these vessels amounted to $23.4 million as of December 31, 2023. Both vessels, the Eco Oracle and the Eco Wizard, were delivered to the Company in January 2024 and an amount of $93,600,000 was paid to the sellers.
On October 30, 2024, the Company entered into a memorandum of agreement for the acquisition of the vessel Gas De fi
ance from one of the Company’s joint ventures (Note 6) for a total of $9,500,000. The vessel Gas Defiance was delivered to the Company on November 4, 2024.
On 13 June 2025, the Company acquired the remaining 49.9% ownership interests in Cannes View Inc. and Colorado Oil and Gas Inc., which were previously accounted for using the equity method (Note 6), resulting in full 100% ownership of both companies. The vessels Gas Haralambos and Eco Lucidity were subsequently transferred to the Company.